SUPPLEMENTAL CASH FLOW DISCLOSURE	12 Months Ended
Dec. 31, 2022
Statement of cash flows [abstract]
SUPPLEMENTAL CASH FLOW DISCLOSURE	SUPPLEMENTAL CASH FLOW DISCLOSURE
The depreciation and amortization is detailed as follows:

	2022	2021
	$	$
Depreciation – property, plant and equipment	5,038,092	1,717,977
Depreciation – right-of-use assets	3,454,353	2,606,013
Amortization – intangible assets	3,000,028	935,560
Amortization – contract asset	—	284,625
	11,492,473	5,544,175
See Note 8 for additional information related to the depreciation of right-of-use assets.

	2022	2021
	$	$
Inventories	(61,260,745)	(78,629,302)
Accounts receivable	(24,369,277)	(17,359,223)
Prepaid expenses	(940,816)	(4,407,403)
Trade and other payables (1)	28,082,227	17,245,077
	(58,488,611)	(83,150,851)
(1)The net change in trade and other payables excludes trade and other payables as at December 31, 2022 related to the following non-cash working capital items: $4,757,926 related to the additions of intangible assets and $16,229,912 related to the acquisition of property, plant and equipment and includes trade and other payables as at December 31, 2021 related to the additions of intangible assets of $554,310 and related to the acquisition of property, plant and equipment of $8,797,575.
There were nil outstanding payables related to the additions of intangible assets and nil related to the acquisition of property, plant and equipment as at December 31, 2020.
The changes in the Group’s liabilities arising from financing activities can be classified as follows:

	Share warrant obligations	Long-term debt and other debts	Lease liabilities	Total
	$	$	$	$
Balance at January 1, 2022	106,225,934	13,077,670	62,209,317	181,512,921
Cash flows :
Repayment	—	(10,348,894)	(8,140,114)	(18,489,008)
Proceeds	19,913,196	111,576,513	—	131,489,709
Non-cash :
Accretion expense	—	82,850	284,631	367,481
Borrowings costs, capitalized within intangible assets and property, plant and equipment	—	—	2,878,300	2,878,300
Non-monetary additions (net of modification)	—	—	6,961,794	6,961,794
Gain on derecognition of dealership rights	—	(2,130,583)	—	(2,130,583)
Change in fair value of share warrant obligations	(101,468,186)	—	—	(101,468,186)
Contributed surplus	(3,798)	—	—	(3,798)
Unrealized foreign exchange loss	—	516,401	—	516,401
Foreign currency translation adjustment	(1,423,583)	(2,100,609)	(673,713)	(4,197,905)
Balance at December 31, 2022	23,243,563	110,673,348	63,520,215	197,437,126
20 - SUPPLEMENTAL CASH FLOW DISCLOSURE (CONTINUED)

	Credit facilities	Long-term debt and other debts	Lease liabilities	Total
	$	$	$	$
Balance at January 1, 2021	18,209,335	37,251,387	7,719,108	63,179,830
Cash flows :
Repayment	(19,188,863)	(44,441,014)	(2,969,809)	(66,599,686)
Proceeds	—	18,709,857	—	18,709,857
Non-cash :
Accretion expense	—	125,290	876,321	1,001,611
Borrowings costs, capitalized within intangible assets	—	2,516	117	2,633
Non-monetary additions	—	—	56,575,021	56,575,021
Unrealized foreign exchange gain	—	(16,732)	(42,772)	(59,504)
Foreign currency translation adjustment	979,528	1,446,366	51,331	2,477,225
Balance at December 31, 2021	—	13,077,670	62,209,317	75,286,987